Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangilbe Assets, Net

As of March 31, 2026 and September 30, 2025, intangible assets, net consisted of:

	March 31,	September 30,
	2026	2025
Software development - property management system	$160,000	$160,000
Internally developed application	230,393	100,400
Less: Accumulated amortization	(88,889)	(62,222)
Intangible assets, net	$301,504	$198,178

As of September 30, 2025 and 2024, intangible assets, net consisted of:

	September 30,
	2025	2024
Software development - property management system	$160,000	$160,000
Internally developed application	100,400	-
Less: Accumulated amortization	(62,222)	(8,889)
Intangible assets, net	$198,178	$151,111

Schedule of Future Amortization Expense	Future amortization expense for software placed in service is as follows:
Year ending September 30,
2026	$53,333
2027	44,445
$97,778